Intangible Assets, Net	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Software and operating system	4,427	6,267	971
Less: Accumulated amortization	(4,064)	(4,668)	(723)
Intangible asset, net	363	1,599	248

Amortization expense for the years ended June 30, 2019, 2020 and 2021 was RMB620, RMB370 and RMB604, respectively.